Fees and Expenses - UBS Select 100% US Treasury Institutional Fund	Oct. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]
These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as fees to financial intermediaries, which are not reflected in the table or example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund’s “Other Expenses” have been estimated to reflect expenses to be incurred during the first fiscal year.
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)*
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.*
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Footnotes [Text Block]
*
Except that the expenses reflect the effects of the fund’s fee waiver/expense reimbursement agreement for the first year only. The fund invests in securities through an underlying master fund, 100% US Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of 100% US Treasury Master Fund, including management fees allocated from 100% US Treasury Master Fund. Management fees are comprised of investment advisory and administration fees.